FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 651	SFr 1,203
Redeemable	2,257	2,246
Total fair value	2,908	3,449
Unfunded commitments	137	388
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	229	334
Redeemable attributable to non-controlling interest	167	231
Unfunded commitments attributable to non-controlling interest	SFr 53	88
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 61	65
Redeemable	983	1,280
Total fair value	1,044	1,345
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	61	65
Redeemable	992	1,281
Total fair value	1,053	1,346
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	54.00%	58.00%
Percentage of investment subject to monthly redemption	35.00%	23.00%
Percentage of investment subject to quarterly redemption	9.00%	17.00%
Percentage of investment subject to annual redemption	2.00%	2.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(9)	(1)
Total fair value	(9)	(1)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	590	1,138
Redeemable	1,274	966
Total fair value	1,864	2,104
Unfunded commitments	137	388
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	168	217
Redeemable	223	329
Total fair value	391	546
Unfunded commitments	SFr 9	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	6.00%	5.00%
Percentage of investment subject to monthly redemption	43.00%	26.00%
Percentage of investment subject to quarterly redemption	51.00%	68.00%
Percentage of investment subject to annual redemption		1.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 351	SFr 574
Redeemable	0	0
Total fair value	351	574
Unfunded commitments	123	170
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	71	347
Redeemable	1,051	637
Total fair value	1,122	984
Unfunded commitments	5	218
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	164	215
Redeemable	75	77
Total fair value	239	292
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	5
Redeemable	0	0
Total fair value	1	5
Unfunded commitments	0	20
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	53	51
Total fair value	55	53
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	141	240
Redeemable	0	0
Total fair value	141	240
Unfunded commitments	64	42
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	178	212
Redeemable	0	0
Total fair value	178	212
Unfunded commitments	44	50
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	0
Redeemable	95	201
Total fair value	97	201
Unfunded commitments	9	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	31	117
Redeemable	0	0
Total fair value	31	117
Unfunded commitments	15	58
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	643	1,197
Redeemable	2,256	2,244
Total fair value	2,899	3,441
Unfunded commitments	137	387
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	229	334
Redeemable attributable to non-controlling interest	167	231
Unfunded commitments attributable to non-controlling interest	53	88
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	61	65
Redeemable	983	1,280
Total fair value	1,044	1,345
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	0	0
Total fair value	0	0
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	61	65
Redeemable	992	1,281
Total fair value	1,053	1,346
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	54.00%	58.00%
Percentage of investment subject to monthly redemption	35.00%	23.00%
Percentage of investment subject to quarterly redemption	9.00%	17.00%
Percentage of investment subject to annual redemption	2.00%	2.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(9)	(1)
Total fair value	(9)	(1)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	582	1,132
Redeemable	1,273	964
Total fair value	1,855	2,096
Unfunded commitments	137	387
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	168	217
Redeemable	223	329
Total fair value	391	546
Unfunded commitments	SFr 9	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	6.00%	5.00%
Percentage of investment subject to monthly redemption	43.00%	26.00%
Percentage of investment subject to quarterly redemption	51.00%	68.00%
Percentage of investment subject to annual redemption		1.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 343	SFr 566
Redeemable	0	0
Total fair value	343	566
Unfunded commitments	123	169
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	71	349
Redeemable	1,050	635
Total fair value	1,121	984
Unfunded commitments	5	218
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	164	215
Redeemable	75	77
Total fair value	239	292
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1	5
Redeemable	0	0
Total fair value	1	5
Unfunded commitments	0	20
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	2
Redeemable	53	51
Total fair value	55	53
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	133	232
Redeemable	0	0
Total fair value	133	232
Unfunded commitments	63	41
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	178	212
Redeemable	0	0
Total fair value	178	212
Unfunded commitments	44	50
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	0
Redeemable	95	201
Total fair value	97	201
Unfunded commitments	9	0
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	31	117
Redeemable	0	0
Total fair value	31	117
Unfunded commitments	SFr 16	SFr 58